ACCOUNTS PAYABLE AND ACCRUED CHARGES (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED CHARGES
Schedule of accounts payable and accrued charges

	2018	2017
Trade and accruals	$457,789	$356,825
Salaries and employee benefits	90,290	87,122
Interest payable	44,112	43,901
Stock-based compensation	779	4,062
	$592,970	$491,910